Variable Interest Entities - Summary of Assets Liabilities and Networth of Variable Interest Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Assets Liabilities and Networth of Variable Interest Entities [line Items]
Current assets	$ 278,087	$ 326,046
Non-current assets	1,080,380	1,257,646
Current liabilities	(200,242)	(255,865)
Non-current liabilities	(730,158)	(740,144)
Non-controlling interests	(77,625)	(39,356)
Deficit attributable to Cresco Labs Inc.	505,692	627,039
Cresco Labs Michigan, LLC
Summary of Assets Liabilities and Networth of Variable Interest Entities [line Items]
Current assets	15,485	17,506
Non-current assets	75,622	63,212
Current liabilities	(1,476)	(3,158)
Non-current liabilities	(124,793)	(108,113)
Non-controlling interests	258	0
Deficit attributable to Cresco Labs Inc.	$ 34,904	$ 30,553